DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

The Company reclassified the following operations to discontinued operations for the six and three months ended October 31, 2022.

Six months ended October 31, 2022
Revenue	$2,873,671
Operating expenses	6,700,528
Other (income) loss	(163,377)
Net loss from discontinued operations	$(3,663,480)

Three months ended October 31, 2022
Revenue	$1,510,558
Operating expenses	3,422,259
Other (income) loss	(7,935)
Net loss from discontinued operations	$(1,903,766)

Current assets as of April 30, 2022 – Discontinued Operations:

April 30, 2022
Cash and restricted cash	$916,082
Accounts receivable	288,980
Inventory	323,307
Right of use asset – operating leases	239,689
Prepaid expenses	490,260
$2,258,318

Non-current assets as of April 30, 2022 – Discontinued Operations:

April 30, 2022
Goodwill	$25,862,000
Property and equipment, net	126,862
Intangible assets, net	19,473,646
Contract assets, net of current portion	209,363
Finished products used in operations, net	4,693,575
$50,365,446

Current liabilities as of April 30, 2022 – Discontinued Operations:

April 30, 2022
Accounts payable and accrued expenses	$2,432,818
Lease liability – operating leases	237,204
Contract liabilities	2,545,200
$5,215,222

Non-current liabilities as of April 30, 2022 – Discontinued Operations:

April 30, 2022
Contract liabilities, net of current portion	$1,370,492

$1,370,492

The Company reclassified the following operations to discontinued operations for the years ended April 30, 2023 and 2022, respectively.

	2023	2022
Revenue	$3,954,149	$728,805
Operating expenses	8,416,117	5,948,508
Other (income) loss	-	27,974
Net loss from discontinued operations	$(4,461,968)	$(5,247,677)

SCHEDULE OF CALCULATION OF THE LOSS ON DISPOSAL

The following represents the calculation of the loss on disposal of PlaySight and Foundation Sports:

Note receivable	$2,000,000
Cash and restricted cash	(714,507)
Accounts receivable	(411,249)
Prepaid expenses	(106,031)
Inventory	(296,920)
Finished products used in operations	(4,117,986)
Contract assets	(298,162)
Right of use asset	(103,228)
Goodwill	(25,862,000)
Property and equipment	(116,505)
Intangible assets	(18,576,475)
Contract liabilities	3,785,408
Lease liabilities	78,016
Accounts payable and accrued expenses	3,325,747
Loss on disposal of discontinued operations	$(41,413,892)